Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
a. Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) which include the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries under which they are under common ownership. These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation allowance for deferred tax assets, incremental borrowing rate, allowance for doubtful accounts, impairment of right-of-use (“ROU”) assets, other long-lived assets, goodwill and long-term investments, purchase price allocation relating to business acquisitions, and valuation of the Group’s share-based liabilities and warrant liabilities. Actual results may differ materially from those estimates.

b. Principles of consolidation

b. Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Company and its subsidiaries, the VIEs and VIEs’ subsidiaries. All intercompany balances and transactions were eliminated upon combination and consolidation.

c. Foreign currency translation and transactions

c. Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries and VIEs’ subsidiaries incorporated outside the mainland China is United States dollar (“USD” or “US$”), Hong Kong dollar (“HK$”) or Singapore dollar (“SGD”). The functional currency of all the other subsidiaries and the VIEs and VIEs’ subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

d. Business combinations

d. Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition- related expenses are expensed as incurred. Common forms of the consideration made in acquisitions are equity exchange; consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For business combinations during the years ended December 31, 2021, see Note 3. No business combinations during the year ended December 31, 2020 and 2022.

e. Impairment of ROU assets and other long-lived assets

e. Impairment of ROU assets and other long-lived assets

The Group reviews its ROU assets and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant underperformance relative to projected operating results; (b) Significant changes in the overall business strategy; (c) Significant adverse changes in legal or business environment and (d) Significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the ROU assets and other long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposal. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Company measured the fair value of impaired space by using discounted cash flow model. The estimates used in projected future cash flows include rental charges, occupancy rate, operating costs. The gross yield rate is used as the discount rate. The Group recorded RMB4,667, RMB13,385 and RMB13,005 impairment losses on its ROU assets, RMB3,460, RMB16,347 and RMB875 impairment losses on its property and equipment, nil, RMB13,526 and RMB8,808 impairment losses on its intangible assets, nil, RMB71,227 and RMB88,620 impairment losses on its other non-current assets, RMB28,378, nil and nil impairment losses on its property held for sale during the years ended December 31, 2020, 2021 and 2022, respectively.

f. Fair value

f. Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

g. Financial instruments

g. Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term investments, equity securities without readily determinable fair values, amounts due from/to related parties, accounts receivable, prepaid expenses and other current assets, accounts payable, short-term borrowings, long-term borrowings, warrant liability and other liabilities.

As of December 31, 2021 and 2022, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, prepaid expenses and other current assets, accounts payable, short-term borrowings and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. The carrying amounts of long-term borrowings approximate their fair values as their interest rates are at the same level of current market yield for comparable loans.

h. Convenience translation

h. Convenience translation

The Group’s business is primarily conducted in China and substantially all of the revenues are denominated in Renminbi (“RMB”). However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.8972 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2022, or at any other rate.

i. Cash and cash equivalents

i. Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

j. Restricted cash

j. Restricted cash

Restricted cash consists of cash equivalents restricted as to withdrawal or use for a specified purpose. Restricted cash is classified as either current or non-current based on when the amount will be released in accordance with the terms of the respective agreement.

k. Short-term investments

k. Short-term investments

Short-term investments include various financial products with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the financial products as held-to-maturity securities. The original maturities of the short-term investments are longer than three months, but shorter than twelve months. The carrying amount of these short-term investments approximate their fair values due to the short-term maturities of these investments and are carried at cost.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidences in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statements of operations. No impairment charge was recognized for the years ended December 31, 2020, 2021 and 2022.

l. Accounts receivable and allowance for doubtful accounts

l. Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.

The Group maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Group reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the customer’s payment history, its current credit-worthiness and current economic trends.

Based on the result of the Group’s estimation of collectability, allowances of RMB26,158 and RMB22,281 were recognized as of December 31, 2021 and 2022, respectively. The Group recognized allowance for doubtful accounts receivable of RMB8,044, RMB6,925 and RMB773 in 2020, 2021 and 2022, respectively.

m. Property and equipment, net

m. Property and equipment, net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

n. Goodwill

n. Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

Management has determined that the Group has three reporting units within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of three, three and one reporting units are less than its carrying amount as of December 31, 2020, 2021 and 2022.

Therefore, management performed quantitative assessment using the discounted cash flow method and taking into account the market capitalization when determining the fair value of each reporting unit during the year 2020 and 2021. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of each reporting unit; (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with each reporting unit’s operations and the uncertainty inherent in the Group’s internally developed forecasts; and (d) the EBITDA multiples used in the market approach fair value method. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

During the year 2022, management performed qualitative assessment for the others reporting unit and considers primary factors such as the impact of COVID-19, overall financial performance of the reporting unit, continuous decrease in the Group’s share price and other specific information related to the operations.

Based on the result of the Group’s goodwill impairment assessment, nil, RMB1,504,525 and RMB43,011 impairment loss were recognized for the years ended December 31, 2020, 2021 and 2022, respectively (see Note 7).

o. Intangible assets

o. Intangible assets

Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Brand name	5-10 years
Customer relationship	3 – 5 years
Software	5 years
Patent	19 years

p. Long-term investments

p. Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values (cost method investments before adoption of Accounting Standard Codification (“ASC”) 321) and equity method investments.

Equity securities without readily determinable fair values

For equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The adoption did not have a material impact on the Group’s consolidated financial position or results of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820 — Fair Value Measurement (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group would recognize an impairment loss in the consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into accumulated deficit and accordingly adjusts the carrying amount of the investment. The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

q. Convertible bond and detachable warrants

q. Convertible bond and detachable warrants

The Group issued convertible bond with detachable warrants in January 2022. The Group has evaluated that the convertible bond with detachable warrants is a bundle of freestanding financial instruments and should be separately accounted. With respect to the convertible bond, the Group has evaluated whether the conversion feature of the bond is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815 —Accounting for Derivative Instruments and Hedging Activities (“ASC 815”). Based on the Group’s evaluation, the conversion feature is not considered to be bifurcated because the conversion feature is either clearly and closely related to the Convertible Bond or meet the scope exception under ASC 815-10-15. The Group has determined that there was no beneficial conversion feature attributable to the convertible bond, as the adoption of ASU 2020-06 since January 1, 2022.

The Group has evaluated the embedded put option in accordance with ASC815 has had determined the put option meet the definition of a derivative and need to be bifurcated and measured under the fair value as the convertible bond was issued at a substantial discount and is contingently exercisable. The Group classifies put option in its condensed consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

The Group has evaluated the detachable warrants in accordance with ASC 815 has had determined the detachable warrants meet the definition of a derivative and need to be measured under the fair value. The Group classifies warrants in its condensed consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

r. Warrant liability

r. Warrant liability

In connection with the issuances of ordinary shares, the Group may issue options or warrants to purchase ordinary shares. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations during the period in which such instruments are outstanding.

s. Lease

s. Lease

The Group early adopted ASC Topic 842 — Leases (“ASC 842”) on January 1, 2017 on a modified retrospective basis. In connection with the adoption of ASC 842, the Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the consolidated statement of operations on a straight-line basis over the lease term.

From the Perspective of Lessee

The Group leases properties for its co-working space and other locations. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.

The future fixed lease payments are discounted using the incremental borrowing rate as the rate implicit in the lease is not readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral. Upon adoption of ASU 2016-02 on January 1, 2017, the Group elected to use the remaining lease term as of January 1, 2017 in the estimation of the applicable discount rate for leases that were in place at adoption.

For the initial measurement of the lease liabilities for leases commencing after January 1, 2017, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

Termination of a lease before the expiration of the lease term is accounted by removing the right-of-use asset and the lease liability, with gain or loss recognized for the difference. A termination penalty paid or received upon termination that was not already included in the lease payments is generally included in the gain or loss on termination. The Group recorded gain from termination of leases of RMB168,722, RMB94,022 and RMB27,347 for the years ended December 31, 2020, 2021 and 2022 in other (expense)/income, net in the consolidated statement of operations, respectively.

From the Perspective of Lessor

The Group recognizes workspace membership revenue under ASC 842, and all the lease contracts are operating leases. The Group provides various leasing solutions for its members and generates revenues from monthly rent in the form of membership services fees or office desk rental fee. The workspace memberships enable members to access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), as well as fee-based for the use of conference room. The price of each membership varies, based on the basis of the particular characteristics of the office space occupied by the member, the geographic location of the workspace, and the amount of desk space in the contract. The members do not have options to purchase underlying assets at termination. Renewal of memberships are on a negotiation basis before termination. The majority of the Group’s lease contracts are fixed lease payment contracts. The Group’s variable lease payments consist of certain contracts indexed to future sales revenues of the lessees. Variable membership fees are recognized when incurred. Workspace membership revenue consists primarily of fees from members and is recognized ratably, on a monthly basis, over the lease term, as access to office space is provided. The Group applied practical expedients to choose not to separate lease and non-lease components for all lease related asset classes. The consolidated component is accounted for under ASC842. The lease term for most of the membership services is less than one year. The leases do not have renewal options and penalty is imposed if the lessees early terminate the leases. Workspace membership fees are generally collected in advance each quarter. Members are generally required to provide the Group with a deposit which is normally one-month service fee. Pursuant to the term of membership agreement, the amount of deposit may be applied against the member’s unpaid balance.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Operating lease income from fixed payments and variable lease income for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease income from fixed payments	417,816	375,331	258,793
Variable operating lease income	5,168	—	—
Total	422,984	375,331	258,793

Lease payments receivable for the following five years as of December 31, 2022 were as follows:

As of December 31, 2022
RMB
2023	356,797
2024	239,320
2025	186,261
2026	151,848
2027	131,323
Thereafter	332,817
Total	1,398,366

t. Revenue recognition

t. Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(i) Workspace membership revenue

As set out in Note 2 “Lease, from the perspective of lessor”, workspace membership revenue is recognized under ASC 842.

(ii) Marketing and branding services revenue

Marketing and branding services revenue primarily consists of advertising services revenue, generated by a subsidiary acquired in 2018. The Group is the principal in providing the marketing and branding services to customers. The services provided are accounted for as a single performance obligation and revenue is recognized on gross basis over time throughout the contract terms by using both output and input method.

(iii) Other services revenue

Other services revenue primarily consists of 1) interior design and construction revenue, 2) co-working space management fees, 3) SaaS services and IOT solutions revenue and 4) charges to members for ancillary services including printing copying, etc. The Group identified the services as one single performance obligation.

1) Interior design and construction revenue

Interior design and construction revenue is generated from two subsidiaries acquired in 2018 and one subsidiary acquired in 2021. Revenue is recognized over time based on direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract. Construction revenue is recognized over time based on a percentage of contract costs incurred to date compared to the total estimated contract cost.

2) Co-working space management fees

Co-working space management fees is derived from managing branded co-working space locations for leased property owners. The fee generally consists of a monthly base amount plus revenue sharing. Revenue is recognized over time when service is provided.

3) SaaS services and IOT solutions revenue

SaaS service and IOT solution is generated from a subsidiary acquired in 2019 and recognized at a point in time upon the service was completed.

4) Ancillary services revenue

Revenue from ancillary services to members is recorded upon performance obligation delivered per contracts.

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all marketing and branding revenue, and other services revenue is recognized over time during the years ended December 31, 2021 and 2022. Balance of contract liabilities were RMB23,913 and RMB11,715 as of December 31, 2021 and 2022, respectively. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB11,287, RMB10,006, and RMB16,605 for the years ended December 31, 2020, 2021 and 2022, respectively.

u. Cost of revenue (excluding impairment loss)

u. Cost of revenue (excluding impairment loss)

Cost of revenue (excluding impairment loss) primarily consists of lease expenses, employee compensation and benefits, depreciation and amortization and other workspace operational costs such as utilities, maintenance, daily cleaning, insurance costs, office expenses, and consumables.

v. Pre-opening expenses

v. Pre-opening expenses

Pre-opening expenses are expensed as incurred and consist of expenses incurred before a sharing workspace location opens for operations. The primary component of pre-opening expenses is lease expenses.

w. Government subsidies

w. Government subsidies

The government subsidies provided by the local government mainly included funding to support the development of the Group’s business. The Group reports government subsidies as subsidy income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as income when the performance obligation is met or fulfilled. For the years ended December 31, 2020, 2021 and 2022, RMB13,931, RMB7,352 and RMB6,325 were received and recognized as other income in the Group’s consolidated statements of operations, respectively.

x. Value added taxes

x. Value added taxes

Value-added tax (“VAT”) is reported as a deduction to revenue. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

y. Income taxes

y. Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

z. Share-based compensation

z. Share-based compensation

Share-based compensation expense arises from the Company’s share-based awards granted to its employees and non-employees.

In determining the fair value of share options granted, a binomial option pricing model is applied.

Share-based compensation expense for share options granted is recognized on a tranche-by-tranche method over the requisite service period. The Company elected to not estimate the forfeiture rate, but to account for the forfeiture when forfeitures occur.

A change in any of the terms or conditions of share awards is accounted for as a modification. The Company calculates the incremental compensation cost of modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. The Company recognizes, over the remaining requisite service period of the modified awards, the sum of the incremental compensation cost and the remaining unrecognized compensation cost, if any, for the original award on the modification date.

aa. Comprehensive loss	aa. Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments.
bb. Commitments and Contingencies

bb. Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as business disputes, government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and specific facts and circumstances of each matter.

cc. Net loss per share

cc. Net loss per share

Basic and diluted loss per share is computed by dividing losses attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. During the three years ended December 31, 2020, 2021 and 2022, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options and warrants as potentially dilutive ordinary shares and are excluded from the calculation for the three years, as their effects would be anti-dilutive.

dd. Significant risks and uncertainties

dd. Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB131,600 and RMB48,800 as of December 31, 2021 and 2022, respectively.

Interest rate risk

The Group is exposed to the impact of interest rate changes primarily through its variable-rate borrowings. As of December 31, 2021 and 2022, the Group has nil and nil short-term borrowings with variable interest rates.

Concentration risks

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. As of December 31, 2021 and 2022, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC. There is one customer individually represent 12.3% of total revenue for the year ended December 31, 2021. There are two customers individually represent 17.7% and 14.0% of total revenue for the year ended December 31, 2022.

There is one and two customer individually represent greater than 10% of total accounts receivable for the year ended December 31, 2021 and 2022, respectively. Their aggregated percentage to total accounts receivable is 14.1% and 53.2% as of December 31, 2021 and 2022, respectively.

There is nil and one supplier that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2021 and 2022.

ee. Recent accounting pronouncements not yet adopted

ee. Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss methodology with an expected credit loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, excluding entities eligible to be smaller reporting companies as defined by the SEC. For all other entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group is an emerging-growth company and has elected to adopt the new standard as of the effective date applicable to non-issuers. The Group adopted the new credit loss guidance beginning January 1, 2023. The Group has finalized its analysis and the impact to the opening balance of retained earnings at January 1, 2023 is immaterial.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805) (“ASU 2021-08”), which requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for public business entities. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Group is evaluating the impact of the adoption of this standard on its consolidated financial statements.

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. The Group adopted this guidance on January 1, 2022 with no material impact on its consolidated financial statements and related disclosures as a result of adopting new standard.